UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

August 16, 2016 to September 15, 2016

Commission File Number of issuing entity: 333-197204-01

Central Index Key Number of issuing entity: 0001617571

JOHN DEERE OWNER TRUST 2014-B

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-197204

Central Index Key Number of depositor: 0000889668

JOHN DEERE RECEIVABLES, INC.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000027673

JOHN DEERE CAPITAL CORPORATION

(Exact name of sponsor as specified in its charter)

Todd E. Davies, (309) 765-5161

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-7123111

(I.R.S. Employer Identification No.)

c/o John Deere Capital Corporation Suite 100 10587 Double R Boulevard Reno, Nevada (Address of principal executive offices of the issuing entity)	89521 (Zip Code)

(775) 786-5527

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange (If
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	section 12(b))
Class A-1 0.21000% Asset Backed Notes	☐	☐	☒
Class A-2A 0.54% Asset Backed Notes	☐	☐	☒
Class A-2B Floating Rate Asset Backed Notes	☐	☐	☒
Class A-3 1.07% Asset Backed Notes	☐	☐	☒
Class A-4 1.50% Asset Backed Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒    No  ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 15, 2016, a distribution was made to holders of notes of John Deere Owner Trust 2014-B.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by John Deere Receivables, Inc., the depositor of John Deere Owner Trust 2014-B (the “Depositor”), and held by John Deere Owner Trust 2014-B were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from August 16, 2016 to September 15, 2016.

The Depositor filed its 2016 Form ABS-15G on January 15, 2016. The CIK number of the Depositor is 0000889668.

PART II — OTHER INFORMATION

Item 10. Exhibits.

(a)                                 The following is a list of documents filed as part of this Report on Form 10-D:

99.1                        Statement to the Noteholders distributed to holders of notes issued by John Deere Owner Trust 2014-B, relating to the September 15, 2016 distribution.

99.2                        Statement to the Certificateholders distributed to holder of certificate issued by John Deere Owner Trust 2014-B, relating to the September 15, 2016 distribution.

99.3                        Servicer’s Certificate, relating to the September 15, 2016 distribution.

(b)                                 The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

JOHN DEERE RECEIVABLES, INC.
(Depositor)

Date: September 15, 2016.	By:	/s/ Todd E. Davies
Name: Todd E. Davies
Title: Secretary

EXHIBIT INDEX

Exhibit Number	Description
99.1	Statement to the Noteholders distributed to holders of notes issued by John Deere Owner Trust 2014-B, relating to the September 15, 2016 distribution.
99.2	Statement to the Certificateholders distributed to holder of certificate issued by John Deere Owner Trust 2014-B, relating to the September 15, 2016 distribution.
99.3	Servicer’s Certificate, relating to the September 15, 2016 distribution.